EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS OUTSTANDING

The following is a continuity schedule for the Company’s outstanding warrants:

	Number of shares	Weighted Average Exercise Price
Outstanding, December 31, 2022	600,000	$2.00
Granted	300,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2023	900,000	$2.00
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, March 31, 2024	900,000	$2.00

The following is a continuity schedule for the Company’s outstanding warrants:

	Number of shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	400,000	$2.00
Granted	200,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2022	600,000	$2.00
Granted	300,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2023	900,000	$2.00

SCHEDULE OF BLACK SCHOLES PRICING MODEL ASSUMPTIONS USED IN VALUATION OF WARRANTS

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

Stock price	$2
Expected volatility	69.13%
Expected life (years)	5 years
Risk-free interest rate (5-year U.S. treasury yield)	3.96%
Expected dividend yield	0

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

Stock price	$2
Expected volatility	69.13%
Expected life (years)	5 years
Risk-free interest rate (5-year U.S. treasury yield)	3.96%
Expected dividend yield	0

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS OUTSTANDING

As at March 31, 2024, the Company had the following warrants outstanding:

Granted	Number	Number	Exercise	Weighted Average	Expiry
Date	Outstanding	Exercisable	Price	Life (Years)	Date
9-Aug-21	400,000	400,000	$2.00	1.05	9-Aug-26
4-Aug-22	200,000	200,000	2.00	0.74	4-Aug-27
23-Jul-23	300,000	300,000	2.00	1.44	23-Jul-28
Total	900,000	900,000	$2.00	3.23

As at December 31 2023, the Company had the following warrants outstanding:

Grant Date	Number Outstanding	Number Exercisable	Exercise Price	Weighted Average Life (Years)	Expiry Date
9-Aug-21	400,000	400,000	$2.00	1.16	9-Aug-26
4-Aug-22	200,000	200,000	2.00	0.80	4-Aug-27
23-Jul-23	300,000	300,000	2.00	1.52	23-Jul-28
Total	900,000	900,000	$2.00	3.48